Commitments and Contingencies - Commitments For Minimum Rentals Under Operating Lease (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
2015 (remaining 9 months)	$ 3,100
2015		1,882
2016	1,781	1,530
2017	1,123	1,078
2018	874	884
2019	613
Thereafter	1,063	1,694
Total minimum lease payments	$ 8,554	$ 7,068